SEGMENT REPORTING	6 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 14 -	SEGMENT REPORTING

The chief operating decision makers have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the six months ended December 31, 2016, and 2017 is as follows:

	Six months ended December 31, 2016 (Unaudited)
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$90,831	56,297	55,462	89	202,679
Costs of revenue	55,424	39,883	48,503	41	143,851

Gross profit	$35,407	16,414	6,959	48	58,828

	Six months ended December 31, 2017 (Unaudited)
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$115,130	104,745	53,039	-	272,914
Costs of revenue	71,422	52,680	44,840	-	168,942

Gross profit	$43,708	52,065	8,199	-	103,972

The Company’s assets are shared among the segments thus no assets have been designated to specific segments.

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2016	2017
	(Unaudited)	(Unaudited)

Revenues:
PRC	$140,577	$218,401
Non-PRC	62,102	54,513

	$202,679	$272,914

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,	December 31,
	2017	2017
	(Audited)	(Unaudited)

Long-lived assets other than goodwill and acquired intangible assets
PRC	$131,625	$144,176
Non-PRC	12,029	12,731

	$143,654	$156,907